ETFMG Prime Mobile Payments ETF
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.5%
Australia - 0.7%
IT Services - 0.7% (d)
EML Payments, Ltd. (a)	1,505,593	$4,796,733

Brazil - 2.2%
IT Services - 2.2% (d)
Cielo SA	7,288,198	15,273,202

Cyprus - 1.7%
IT Services - 1.7% (d)
QIWI PLC - ADR	611,995	11,848,223

France - 5.1%
Electronic Equipment, Instruments & Components - 2.3%
Ingenico Group SA	151,132	16,410,070
IT Services - 2.8% (d)
Worldline SA (a)	278,058	19,696,425
Total France		36,106,495

Germany - 2.9%
IT Services - 2.9% (d)
Wirecard AG (b)	170,116	20,513,146

Hong Kong - 0.7%
Electronic Equipment, Instruments & Components - 0.4%
PAX Global Technology, Ltd.	5,722,038	2,680,266
IT Services - 0.3% (d)
Huifu Payment, Ltd. (a)	6,625,355	2,117,107
Total Hong Kong		4,797,373

Italy - 2.6%
IT Services - 2.6% (d)
Nexi SpA (a)	1,314,932	18,260,076

Japan - 3.0%
Consumer Finance - 0.6%
Jaccs Co., Ltd.	174,717	4,502,394
IT Services - 2.2% (d)
GMO Payment Gateway, Inc.	221,494	15,248,034
Software - 0.2%
Intelligent Wave, Inc.	213,877	1,582,597
Total Japan		21,333,025

Netherlands - 3.6%
IT Services - 3.6% (d)
Adyen NV (a)	31,144	25,537,032

United Kingdom - 0.6%
Commercial Services & Supplies - 0.6%
PayPoint PLC	337,747	4,527,512

United States - 68.9%
Consumer Finance - 11.2%
American Express Co.	333,839	41,559,617
Discover Financial Services	302,143	25,627,769
Green Dot Corp. - Class A (a)	498,567	11,616,611
Total Consumer Finance		78,803,997
IT Services - 60.9% (d)
Euronet Worldwide, Inc. (a)	107,748	16,976,775
EVERTEC, Inc.	428,763	14,595,093
Evo Payments, Inc. - Class A (a)	508,918	13,440,524
Fidelity National Information Services, Inc.	301,299	41,907,678
Fiserv, Inc. (a)	356,628	41,236,896
FleetCor Technologies, Inc. (a)	84,739	24,381,105
Global Payments, Inc.	221,744	40,481,585
I3 Verticals, Inc. - Class A (a)(b)	155,044	4,379,993
International Money Express, Inc. (a)(b)	188,230	2,266,289
MasterCard, Inc. - Class A	140,619	41,987,427
Net 1 UEPS Technologies, Inc. (a)	659,528	2,453,444
Pagseguro Digital, Ltd. - Class A (a)(b)	574,999	19,641,966
PayPal Holdings, Inc. (a)	386,775	41,837,452
Paysign, Inc. (a)(b)	233,613	2,371,172
Square, Inc. - Class A (a)	409,419	25,613,253
StoneCo, Ltd. - Class A (a)(b)	454,737	18,139,459
Visa, Inc. - Class A (b)	224,895	42,257,771
Western Union Co. (b)	668,506	17,902,591
WEX, Inc. (a)	82,996	17,384,342
Total IT Services		429,254,815
Software - 2.2%
ACI Worldwide, Inc. (a)	399,242	15,125,283
Technology Hardware, Storage & Peripherals - 2.1%
NCR Corp. (a)	429,227	15,091,621
Total United States		538,275,716
TOTAL COMMON STOCKS (Cost $679,639,759)		701,268,533

EXCHANGE TRADED FUNDS - 3.0%
ETFMG Sit Ultra Short ETF	425,000	21,311,625
TOTAL EXCHANGE TRADED FUNDS (Cost $21,287,273)		21,311,625

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 1.49% (c)	2,969,807	2,969,807
TOTAL SHORT-TERM INVESTMENTS (Cost 2,969,087)		2,969,807

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.4%
Mount Vernon Liquid Assets Portfolio, LLC, 1.80% (c)	80,277,602	80,277,602
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $80,277,602)		80,277,602

Total Investments (Cost $784,174,440) - 114.3%		805,827,567
Liabilities in Excess of Other Assets - (14.3)%		(100,857,370)
TOTAL NET ASSETS - 100.0%		$704,970,197

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of December 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2019.
(d)	As of December 31, 2019 the Fund had a significant portion of its assets in the IT Services Industry.
(e)	Affiliated issuer. An issuer in which the Fund's buildings represent 5% or more of the outstanding voing securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended December 31, 2019, is set forth beflow:

Issuer Name	Value at December 1, 2019	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at December 31, 2019	Dividends	Shares Held At December 31, 2019
ETFMG Sit Ultra Short ETF	$-	$21,287,273	$-	$-	$24,353	$21,311,625	$-	425,000